Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2055 Portfolio℠
March 31, 2026
VIPF2055-NPRT1-0526
1.9894057.106
Bond Funds - 4.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	2,560	23,422
Fidelity Long-Term Treasury Bond Index Fund (a)	184,017	1,692,954
TOTAL BOND FUNDS (Cost $1,742,585)		1,716,376

Domestic Equity Funds - 53.3%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	67,678	3,796,039
VIP Equity-Income Portfolio - Initial Class (a)	100,173	3,018,218
VIP Growth & Income Portfolio - Initial Class (a)	127,500	4,179,461
VIP Growth Portfolio - Initial Class (a)	68,402	6,325,155
VIP Mid Cap Portfolio - Initial Class (a)	24,749	966,946
VIP Value Portfolio - Initial Class (a)	107,302	2,128,866
VIP Value Strategies Portfolio - Initial Class (a)	62,498	1,058,098
TOTAL DOMESTIC EQUITY FUNDS (Cost $20,138,412)		21,472,783

International Equity Funds - 42.4%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	336,780	5,472,680
VIP Overseas Portfolio - Initial Class (a)	439,777	11,596,913
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $15,768,311)		17,069,593

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $37,649,308)	40,258,752
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,857)
NET ASSETS - 100.0%	40,253,895

Legend

(a)	Affiliated fund.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	21,777	5,116	3,532	-	(49)	110	23,422	2,560
Fidelity Long-Term Treasury Bond Index Fund	2,372,885	383,851	1,053,284	20,931	(29,226)	18,728	1,692,954	184,017
VIP Contrafund Portfolio - Initial Class	3,350,913	911,841	215,951	38,938	(14,547)	(236,217)	3,796,039	67,678
VIP Emerging Markets Portfolio - Initial Class	4,577,777	1,208,538	399,486	83,252	3,239	82,612	5,472,680	336,780
VIP Equity-Income Portfolio - Initial Class	2,716,563	639,758	397,934	25,221	(1,830)	61,661	3,018,218	100,173
VIP Government Money Market Portfolio - Initial Class	113,176	6,874	120,050	335	-	-	-	-
VIP Growth & Income Portfolio - Initial Class	3,729,817	943,923	409,310	47,364	(9,259)	(75,710)	4,179,461	127,500
VIP Growth Portfolio - Initial Class	5,558,731	1,475,605	358,171	-	(15,884)	(335,126)	6,325,155	68,402
VIP Investment Grade Bond II Portfolio - Initial Class	10,729	2,898	13,620	-	31	(38)	-	-
VIP Mid Cap Portfolio - Initial Class	852,545	174,607	94,872	6,674	(489)	35,155	966,946	24,749
VIP Overseas Portfolio - Initial Class	10,009,241	2,870,667	771,107	159,075	(34,162)	(477,726)	11,596,913	439,777
VIP Value Portfolio - Initial Class	1,897,526	405,939	224,887	22,112	(77)	50,365	2,128,866	107,302
VIP Value Strategies Portfolio - Initial Class	940,019	175,908	116,020	-	1,988	56,203	1,058,098	62,498
	36,151,699	9,205,525	4,178,224	403,902	(100,265)	(819,983)	40,258,752

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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